Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2022, and 2021, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
From	2022	2021
Net operating loss carryforwards (“NOL´s”)	442,415	323,115
Temporary tax non-deductible expenses	134,328	128,186
Derivatives financial instruments	3,461	55,217
Other	5,895	4,225
Total deferred tax assets	586,099	510,743

Deferred tax liabilities	Balance as of December 31,
From	2022	2021
Accelerated tax amortization	524,363	465,219
Other difference between tax and book value of assets	186,536	180,218
Derivatives financial instruments	19,034	-
Other	2,991	1,897
Total deferred tax liabilities	732,924	647,334

Consolidated balance sheets classifications
After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2022	2021
Deferred tax assets	149,656	172,268
Deferred tax liabilities	296,481	308,859
Net deferred tax liabilities	146,825	136,591

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2022 and 2021 were as follows:

Deferred tax assets	Amount
As of December 31, 2020	152,290
Increase/(decrease) through the consolidated income statement	46,855
Increase/(decrease) through other consolidated comprehensive income (equity)	(23,712)
Business combinations (Note 5)	4,410
Currency translation differences and other	(7,575)
As of December 31, 2021	172,268

Increase/(decrease) through the consolidated income statement	29,197
Increase/(decrease) through other consolidated comprehensive income (equity)	(46,344)
Currency translation differences and other	(5,465)
As of December 31, 2022	149,656

Deferred tax liabilities	Amount
As of December 31, 2020	260,923
Increase/(decrease) through the consolidated income statement	32,059
Business combinations (Note 5)	4,910
Currency translation differences and other	10,967
As of December 31, 2021	308,859

Increase/(decrease) through the consolidated income statement	(19,864)
Increase/(decrease) through other consolidated comprehensive income (equity)	17,608
Currency translation differences and other	(10,122)
As of December 31, 2022	296,481

Income tax expense
Details of income tax for the years ended December 31, 2022, 2021 and 2020 are as follows:

	For the year ended December 31,
	2022	2021	2020
Current tax	(39,372)	(51,016)	(21,205)
Deferred tax	49,061	14,796	(3,672)
- relating to the origination and reversal of temporary differences	49,061	14,796	(3,672)
Total income tax (expense)/income	9,689	(36,220)	(24,877)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2022, 2021, and 2020, is as follows:

	For the year ended December 31,
	2022	2021	2020
Consolidated profit/(loss) before taxes	(11,776)	25,302	41,751
Average statutory tax rate	25%	25%	25%
Corporate income tax at average statutory tax rate	2,944	(6,326)	(10,438)
Income tax of associates, net	5,366	3,076	128
Differences in statutory tax rates	(4,296)	(3,359)	(94)
Unrecognized NOLs and deferred tax assets	(10,944)	(11,232)	(37,183)
Purchase of Liberty Interactive’s equity interest in Solana	-	-	36,352
Other permanent differences	3,957	(4,052)	(8,895)
Other non-taxable income/(expense)	12,662	(14,327)	(4,747)
Corporate income tax	9,689	(36,220)	(24,877)